UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21252

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                         40 West 57th Street, 33rd Floor
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Esq.
                    Banc of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-772-3333

                        DATE OF FISCAL YEAR END: MARCH 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------      BACAP Alternative
                                                       Multi-Strategy Fund, LLC









FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006
(UNAUDITED)

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC

                        FINANCIAL STATEMENTS (UNAUDITED)

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006

                                    CONTENTS

STATEMENT OF ASSETS, LIABILITIES AND INVESTORS' CAPITAL........................2

SCHEDULE OF INVESTMENTS........................................................3

STATEMENT OF OPERATIONS........................................................5

STATEMENTS OF CHANGES IN INVESTORS' CAPITAL....................................6

STATEMENT OF CASH FLOWS........................................................7

FINANCIAL HIGHLIGHTS...........................................................8

NOTES TO FINANCIAL STATEMENTS..................................................9

INVESTMENT CONTRACT RENEWAL DISCLOSURE........................................16

CHANGE IN INVESTMENT COMMITTEE MEMBERSHIP.....................................19













CAPITALIZED TERMS IN THESE FINANCIAL STATEMENTS THAT ARE NOT DEFINED HAVE THE MEANINGS GIVEN TO THEM IN THE FUND'S PROSPECTUS.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF ASSETS, LIABILITIES AND INVESTORS' CAPITAL (IN THOUSANDS) (UNAUDITED)
-------------------------------------------------------------------------------------


                                                                                             SEPTEMBER 30, 2006
ASSETS
Investments in Portfolio Funds, at fair value (cost $81,252)                                $            89,978
Redemptions receivable from Portfolio Funds                                                               6,358
Investments in Portfolio Funds paid in advance                                                            1,250
Cash and cash equivalents                                                                                   354
Other assets                                                                                                 18
                                                                                            --------------------

        TOTAL ASSETS                                                                                     97,958
                                                                                            --------------------


LIABILITIES
Capital contributions received in advance                                                                 1,014
Management fee payable                                                                                      101
Professional fees payable                                                                                    98
Investor servicing fee payable                                                                               20
Administration fee payable                                                                                    7
Accrued expenses                                                                                              3
                                                                                            --------------------

        TOTAL LIABILITIES                                                                                 1,243
                                                                                            --------------------

           NET ASSETS                                                                       $            96,715
                                                                                            ====================

Net capital (1)                                                                             $            87,989
Net unrealized appreciation on investments in Portfolio Funds                                             8,726
                                                                                            --------------------

           TOTAL INVESTORS' CAPITAL                                                         $            96,715
                                                                                            ====================



(1) Net capital includes cumulative net investment gains/(losses) and net realized gains/(losses) on investments in Portfolio Funds.







   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (UNAUDITED)
------------------------------------------------------------------------------------------------------------------


                                                                                     SEPTEMBER 30, 2006
                                                                        ------------------------------------------

                                                                                                          % OF
                                                                                            FAIR           NET
                                                                               COST        VALUE         ASSETS*
INVESTMENTS IN PORTFOLIO FUNDS
EQUITY HEDGE
    Alydar Fund, L.P.+                                                       $ 5,047      $ 5,806           6.00 %
    New Star UK Gemini Hedge Fund, Ltd.                                        3,474        3,878           4.01
    Prism Partners QP, L.P.                                                    3,750        3,792           3.92
    Royal Capital Value Fund (QP), L.P.                                        4,600        4,753           4.92
    TCS Capital II, L.P.                                                       1,575        3,017           3.12
    Tiedemann Falconer Partners, L.P.                                          4,250        4,547           4.70
    Tiedemann Japan QP, L.P.                                                   2,400        2,392           2.47
                                                                             -------      -------        -------
TOTAL EQUITY HEDGE                                                            25,096       28,185          29.14

EVENT DRIVEN
    Centaurus Alpha Fund, L.P.                                                 3,475        3,899           4.03
    Delaware Street Capital, L.P.                                                241          270           0.28
    Gracie Capital, L.P.                                                       2,000        2,134           2.21
    Halcyon Enhanced, L.P.                                                     3,026        3,010           3.11
    JANA Partners, L.P.                                                        2,578        3,826           3.95
    Longacre Capital Partners, L.P.                                            2,180        2,715           2.81
    Strategic Value Restructuring Fund, L.P.                                   3,450        3,620           3.74
    Trafalgar Catalyst Fund                                                    3,710        3,932           4.07
    Trafalgar Recovery Fund                                                    2,000        2,273           2.35
    TT Event Driven Alpha Fund, Ltd.                                           3,000        2,930           3.03
                                                                             -------      -------        -------
TOTAL EVENT DRIVEN                                                            25,660       28,609          29.58

MACRO
    Aspect US Fund, LLC "Diversified Class"                                    3,000        2,880           2.98
    Brevan Howard, L.P.                                                        3,500        3,887           4.02
    Denali Partners, L.P.                                                      2,400        2,612           2.70
                                                                             -------      -------        -------
TOTAL MACRO                                                                    8,900        9,379           9.70






   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------


                                                                                     SEPTEMBER 30, 2006
                                                                        ------------------------------------------

                                                                                                          % OF
                                                                                            FAIR           NET
                                                                               COST        VALUE         ASSETS*
INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)
MULTI-STRATEGY AND OTHER
    Golden Tree Capital Solutions Fund                                       $ 1,500      $ 1,752           1.81 %
    The Rohatyn Group Global Opportunity Partners, L.P.                        3,000        2,803           2.90
    Spinnaker Global Opportunity Fund, Ltd.                                    1,346        2,911           3.01
                                                                             -------      -------        -------
TOTAL MULTI-STRATEGY AND OTHER                                                 5,846        7,466           7.72

RELATIVE VALUE
    Aristeia Partners, L.P.                                                    1,500        1,542           1.59
    ASI Global Relative Value Fund, L.P.                                       4,400        4,588           4.74
    DRV Sunrise Fund I, Ltd.                                                   4,600        4,770           4.93
    Lydian Partners II, L.P.                                                   2,750        2,801           2.90
    TQA Arbitrage Fund, L.P.                                                   2,500        2,638           2.73
                                                                             -------      -------        -------
TOTAL RELATIVE VALUE                                                          15,750       16,339          16.89

         TOTAL INVESTMENT IN PORTFOLIO FUNDS                                 $81,252      $89,978          93.03 %
                                                                             =======      =======        =======


--------------------------------------------------------------------------------

            INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS
                        IN PORTFOLIO FUNDS, AT FAIR VALUE

                                              % of Total
             Strategy               Investments in Portfolio Funds
    ---------------------------------------------------------------

    Event Driven                                31.80%
    Equity Hedge                                31.32%
    Relative Value                              18.16%
    Macro                                       10.42%
    Multi-Strategy and Other                     8.30%

--------------------------------------------------------------------------------

*Percentages are based on net assets of approximately $96,715.
+Subject to one year lockup on initial investment with subsequent quarterly redemption cycle.

The aggregate cost of investments for tax purposes was approximately $85,920. Net unrealized appreciation on investments for tax purposes was approximately $4,058 consisting of approximately $5,832 of gross unrealized appreciation and approximately $1,774 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.03% of Investors' capital, have been fair valued in accordance with procedures established by the Board of Managers (See Note 2).

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF OPERATIONS (IN THOUSANDS) (UNAUDITED)
------------------------------------------------------------------------------------------------------------------


                                                                                                   FOR THE SIX
                                                                                                   MONTHS ENDED
                                                                                                SEPTEMBER 30, 2006
INVESTMENT INCOME

  Interest income                                                                                  $       140
                                                                                                   ------------
        TOTAL INVESTMENT INCOME                                                                            140


EXPENSES

    Management fees                                                                                        543
    Investor servicing fees                                                                                109
    Administration fees                                                                                     38
    Legal fees                                                                                              75
    Audit and tax service fees                                                                              73
    Insurance fees                                                                                          67
    Registration fees                                                                                       21
    Board fees                                                                                              18
    Miscellaneous expenses                                                                                  40
                                                                                                   ------------

        TOTAL EXPENSES                                                                                     984
                                                                                                   ------------

    Reimbursement of fees (see Note 9)                                                                     (23)
                                                                                                   ------------

        NET EXPENSES                                                                                       961
                                                                                                   ------------

        NET INVESTMENT LOSS                                                                               (821)
                                                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS IN PORTFOLIO FUNDS
    Net realized loss on investments in Portfolio Funds                                                    (60)
    Net change in unrealized appreciation on investments in Portfolio Funds                              1,075
                                                                                                   ------------


        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN PORTFOLIO FUNDS                               1,015
                                                                                                   ------------

NET INCREASE IN INVESTORS' CAPITAL DERIVED FROM OPERATIONS                                         $       194
                                                                                                   ============






   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENTS OF CHANGES IN INVESTORS' CAPITAL (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------


                                                                       AFFILIATED
                                                                       INVESTORS*       INVESTORS          TOTAL

INVESTORS' CAPITAL AT MARCH 31, 2005                                    $ 17,497         $ 54,268        $ 71,765

Contributions                                                                  -           14,532          14,532

Withdrawals                                                                 (169)         (15,245)        (15,414)

Allocation of net increase in Investors'
  capital resulting from operations before
  incentive allocation                                                     1,040            3,334           4,374
                                                                        ---------        ---------       ---------

INVESTORS' CAPITAL AT MARCH 31, 2006                                      18,368           56,889          75,257
                                                                        ---------        ---------       ---------

Contributions                                                                  -           27,681          27,681

Withdrawals                                                                    -           (6,417)         (6,417)

Allocation of net increase in Investors'
  capital resulting from operations                                           34              160             194
                                                                        ---------        ---------       ---------

INVESTORS' CAPITAL AT SEPTEMBER 30, 2006 (UNAUDITED)                    $ 18,402         $ 78,313        $ 96,715
                                                                        =========        =========       =========



* The affiliated Investor is NB Funding Company, LLC.






   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF CASH FLOWS (IN THOUSANDS) (UNAUDITED)
------------------------------------------------------------------------------------------------------------------


                                                                                                   FOR THE SIX
                                                                                                  MONTHS ENDED
                                                                                               SEPTEMBER 30, 2006

Cash flows from operating activities:
  Net increase in Investors' capital resulting from operations                                     $       194
  Adjustments to reconcile net increase in Investors' capital resulting from operations to net cash used in operating activities:
      Net realized loss on investments in Portfolio Funds                                                   60
      Net change in unrealized appreciation on investments in Portfolio Funds                           (1,075)
      Cost of investments purchased                                                                    (46,426)
      Proceeds from sale of investments                                                                 15,669
    Increase/decrease in operating assets and liabilities:
      Decrease in investments in Portfolio Funds paid in advance                                         5,550
      Decrease in redemptions receivable from Portfolio Funds                                            5,627
      Decrease in other assets                                                                              35
      Increase in management fee payable                                                                    22
      Decrease in professional fees payable                                                               (115)
      Increase in investor servicing fee payable                                                             3
      Decrease in accrued expenses                                                                         (26)
                                                                                                   ------------

        NET CASH USED IN OPERATING ACTIVITIES                                                          (20,482)
                                                                                                   ------------

Cash flows from financing activities:
  Capital contributions                                                                                 27,681
  Capital withdrawals                                                                                   (6,417)
  Decrease in capital contributions received in advance                                                   (946)
                                                                                                   ------------

        NET CASH PROVIDED BY FINANCING ACTIVITIES                                                       20,318
                                                                                                   ------------

Net decrease in cash and cash equivalents                                                                 (164)

Cash and cash equivalents, beginning of period                                                             518
                                                                                                   ------------

Cash and cash equivalents, end of period                                                           $       354
                                                                                                   ============






   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------


The below ratios are  calculated  by dividing  total dollars of income or expenses as applicable by the average of total monthly Investors'  capital.  Total return amounts are calculated by geometrically  linking returns based on the change in value during each accounting  period.  An individual  investor's  return may vary from these returns based on the timing of capital contributions and withdrawals.


                                                                                                       APRIL 1, (2003)
                                                           SIX               YEARS ENDED MARCH 31,      (COMMENCEMENT
Ratios to average Investors' capital:                  MONTHS ENDED        -----------------------      OF OPERATIONS)
                                                    SEPTEMBER 30, 2006                                 THROUGH MARCH 31,
                                                       (UNAUDITED)            2006          2005            2004
                                                       -----------         ----------    ---------       -----------

Net investment loss - prior to incentive allocation      (1.95%)  (1)(7)     (2.49%)       (2.56%)          (2.36%) (1)(2)
Incentive allocation                                      0.00%   (6)         0.00%  (6)   (0.03%)          (0.50%)
                                                       -----------         ----------    ---------       -----------
Net investment loss - net of incentive allocation        (1.95%)  (1)(7)     (2.49%)       (2.59%)          (2.86%) (1)
                                                       -----------         ----------    ---------       -----------

Expenses before organization expenses (3)                 2.28%   (1)(7)      2.74%         2.66%            2.72%  (1)(4)
                                                       -----------         ----------    ---------       -----------

Expenses (3)                                              2.28%   (1)(7)      2.74%         2.66%            2.87%  (1)(2)
Incentive allocation (3)                                  0.00%   (6)         0.00%  (6)    0.03%            0.50%
                                                       -----------         ----------    ---------       -----------
Total expenses and incentive allocation (3)               2.28%   (1)(7)      2.74%         2.69%            3.37%  (1)(2)
                                                       -----------         ----------    ---------       -----------

Total return - prior to incentive allocation(5)           0.18%               6.38%         2.61%           10.34%
Incentive allocation                                      0.00%   (6)         0.00%  (6)   (0.02%)          (0.46%)
                                                       -----------         ----------    ---------       -----------
Total return - net of incentive allocation(5)             0.18%               6.38%         2.59%            9.88%
                                                       -----------         ----------    ---------       -----------
Portfolio turnover rate                                  19.56%              47.84%        61.24%           43.16%
                                                       -----------         ----------    ---------       -----------

Investors' capital, end of period ($000)                $96,715             $75,257       $71,765          $64,155
                                                       -----------         ----------    ---------       -----------


(1)   Annualized.
(2) Includes organization expenses of $45,000 incurred prior to commencement of operations, charged to Investors' Capital Accounts.
(3) Does not include expenses of the Portfolio Funds in which the Fund invests. The expense ratio (expense and incentive allocation ratio) is calculated for the Investors taken as a whole. The computation of such ratios based on the amount of expenses and incentive allocation assessed to an individual Investor's capital may vary from these ratios based on the timing of capital transactions.
(4) Does not include organization expenses charged during the year ended March 31, 2004 in the amount of $22,668.
(5) Total return is calculated for all the Investors taken as a whole, net of all fees, except where noted that performance is prior to incentive fee allocation. An individual Investor's return may vary from these returns based on the timing of capital transactions.
(6) Effective December 1, 2005, the Fund terminated the incentive fee accrual retroactively to April 1, 2005.
(7) If expenses had not been voluntarily reimbursed by the Adviser, the ratios of net investment loss and expenses to average Investors' Capital would be (2.00%) and 2.33%, respectively.



   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


 1.   ORGANIZATION

      BACAP Alternative Multi-Strategy Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's limited liability company interests ("Interests") are registered under the Securities Act of 1933, as amended (the "1933 Act"). The Fund commenced investment operations on April 1, 2003.

      Banc of America Investment Advisors, Inc. ("BAIA") serves as the Fund's investment adviser ("Adviser") and has the responsibility for the management of the business and affairs of the Fund on a daily basis. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Prior to June 13, 2005, Columbia Management Advisors, LLC (formerly known as Banc of America Capital Management, LLC) ("CMA"), an advisory affiliate of the Adviser, served as the investment adviser to the Fund. Investors approved the Investment Advisory Agreement with the Adviser at a meeting held on June 13, 2005.

      The investment objective of the Fund is to generate consistent long-term capital appreciation with low volatility and limited risk under a wide range of market conditions. The Fund attempts to achieve the investment objective by allocating its assets among at least 15 private investment funds, discretionary managed accounts or special purpose vehicles created for the Fund (collectively, "Portfolio Funds"). The Adviser allocates the assets of the Fund among Portfolio Funds that generally employ one or more of the following strategies: (i) Event Driven (e.g. Risk (Merger) Arbitrage, High Yield Securities, Distressed Securities and Special Situations); (ii) Relative Value (e.g. Convertible Arbitrage, Fixed Income Arbitrage, Statistical Arbitrage and Capital Structure Arbitrage); (iii) Equity Hedge; (iv) Macro; and (v) Other.

 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


      The following are the significant accounting policies adopted by the Fund:

         A. VALUATIONS

         The Fund's investments are fair valued by the Adviser in accordance with policies and procedures that seek to ensure that the Fund is able to reliably determine the value of its investments in the Portfolio Funds. Investments in Portfolio Funds are generally valued at net asset value, which approximates fair value, as reported by the administrators or investment managers of the Portfolio Funds. Such values generally represent the Fund's proportionate share of the net assets of the Portfolio Funds. Accordingly, the value of investments in Portfolio
         Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from the Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from the Portfolio Funds. The Portfolio Funds' administrators or investment managers generally value their investments at fair value.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. VALUATIONS (CONTINUED)

         Listed investment securities are generally valued by an independent pricing source. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either the basis of meaningful third-party transactions in the private market, or fair value deemed appropriate by Portfolio Funds' management. In such instances, consideration is also given to the financial condition and operating results of the issuer, the amount that the Portfolio Funds can reasonably expect to realize upon sale of the securities and other factors deemed relevant.

         B. SECURITY TRANSACTIONS

         Purchases of investments in Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund and sales of Portfolio Funds are recorded as of the last day of legal ownership or participation. Purchases and sales of other securities are accounted for on the trade-date basis. Realized gains and losses are recorded at the time of disposition of the respective investment on an average cost basis.

         C. INCOME ALLOCATION

         As of the last day of each calendar month, any net profit or net loss for the calendar month, and any offering costs required by applicable accounting principles to be charged to capital that are paid or accrued during the calendar month, are allocated among and credited to or debited against the Capital Accounts of the Investors in accordance with their respective Capital Account balances for such calendar month.

         D. INTEREST AND DIVIDENDS

         Interest income is recognized on an accrual basis. Dividend income is recognized on the ex-dividend date.

         E. FUND EXPENSES

         The Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Fund (e.g., fees and expenses charged by the Adviser and Portfolio Funds, placement fees, professional fees, custody and administration fees).

         F. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of cash on hand and liquid investments with original maturities of less than 90 days. As of September 30, 2006, the Fund has $353,762 in cash and cash equivalents held in an interest-bearing sweep account.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         G. INCOME TAXES

         The Fund is not subject to federal and state income tax. Accordingly, for federal and state income tax purposes, each Investor is responsible for the tax liability or benefit related to his/her share of taxable income or loss.

 3.   INVESTORS' CAPITAL ACCOUNTS

      A separate Capital Account is maintained for each Investor of the Fund. The increase or decrease in Investors' capital resulting from operations is allocated to each Investor at the end of each calendar month, based on its pro-rata share of aggregated capital in the Fund.

         A. CONTRIBUTIONS

         Interests  in  the  Fund  are  offered  through   Columbia   Management
         Distributors, Inc. (the "Distributor") (successor to BACAP Distributors, LLC), an affiliate of the Adviser, and through Selling Agents exclusively to "qualified clients" as defined in the regulations under the Advisers Act.

         Investments in the Fund may be subject to a sales load of up to 3.00%. The sales load may be waived by the Fund for certain types of investors. In addition, the Fund may compensate Selling Agents for selling Interests to their customers. The Fund may pay Selling Agents a service fee for investor service and account maintenance services.

         B. WITHDRAWALS

         The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Investors. Repurchases are made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally includes an offer to repurchase a specified dollar amount of outstanding Interests. In determining whether and when the Fund should repurchase Interests, the Board considers recommendations from the Adviser. Depending on market conditions and other factors, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests from Investors twice each year, effective as of June 30 and December 31 of each year. For the period ended September 30, 2006, tender offers were conducted by the Fund as of June 30, 2006 in the amount of $6,416,584.

 4.   INVESTMENTS IN PORTFOLIO FUNDS

      The agreements related to investments in Portfolio Funds typically provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance/incentive fees or allocations of up to 25% of net profits earned. The Portfolio Funds generally provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment. Some Portfolio Funds may charge redemption fees. Such provisions may restrict the Fund's ability to respond to changing market conditions. None of the Portfolio Funds are expected to make distributions (e.g., dividend payments to investors).

      Aggregate purchases and sales of Portfolio Funds for the six months ended September 30, 2006, amounted to $46,426,335 and $15,669,186, respectively.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 5.   MANAGEMENT FEES

      In consideration of services provided by the Adviser, the Fund pays the Adviser a monthly fee (the "Management Fee") computed at an annual rate of 1.25% of the net assets of the Fund as of the last day of each month, before reduction for any repurchases of Interests. Ordinary operating expenses do not include organizational costs, interest, taxes, and extraordinary expenses.

 6.   INCENTIVE ALLOCATION

      Effective December 1, 2005, the Adviser is no longer entitled to receive any Incentive Allocation. Any amounts accrued, but not paid to the Adviser, as of December 1, 2005 remained in the relevant Investor's Capital Account and were not paid to the Adviser.

 7.   ADMINISTRATION, SUB-ADMINISTRATION AND REGULATORY ADMINISTRATION
      AGREEMENTS

      The Fund has entered into an administration agreement with the Adviser to perform certain administration services. Under the administration agreement, the Adviser provides, or arranges to provide certain accounting, administrative, and transfer agency services to the Fund. Effective June 13, 2005, the Distributor assigned all of its rights, duties, responsibilities and obligations under the Administration
      Agreement to the Adviser. The Adviser has agreed to assume all such rights, duties, responsibilities and obligations.

      Per the administration agreement, the Fund pays the Adviser a monthly administration fee computed at the annual rate of 0.07% of the net assets of the Fund before reduction for any repurchases of Interests, as well as other expenses set forth in the administration agreement. For the six months ended September 30, 2006, the Fund paid an administration fee of $37,553.

      The Fund and the Distributor have contracted with SEI Investments Global Fund Services ("SEI") as Sub-Administrator to perform administration services. The Adviser pays SEI a fee at the annual rate of 0.07% of the Fund's net asset value. Effective June 13, 2005, the Distributor assigned all of its rights, duties, responsibilities and obligations under the Sub-Administration Agreement to the Adviser. The Adviser has agreed to assume all such rights, duties, responsibilities and obligations.

      Effective January 1, 2005, the Fund has entered into an agreement with PFPC Inc. ("PFPC") to perform regulatory administration services. The Fund pays PFPC 0.015% per year on average net assets subject to a $30,000 minimum fee. For the six months ended September 30, 2006, the Fund paid
      $15,099 to PFPC under this agreement which is included in Miscellaneous expenses in the Statement of Operations.

 8.   INVESTOR SERVICING AGREEMENT

      The Fund pays the Distributor and/or Selling Agents a monthly Investor Servicing Fee calculated at the annual rate of 0.25% of the net assets of the Fund as of the last day of each month to compensate securities dealers and other financial intermediaries for account maintenance services under the Investor Service Plan and Investor Service Agreement. Pursuant to the Investor Service Plan, intermediaries will handle investor inquiries regarding investments in the Fund, capital account balances and report and

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 8.   INVESTOR SERVICING AGREEMENT (CONTINUED)

      prepare tax information, assist in the maintenance of Fund records containing Investor information, and provide other such information and services as the Distributor or Adviser may reasonably request.

 9.   RELATED PARTY TRANSACTIONS

      Each manager who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $6,000 plus a fee of $1,000 for each meeting attended. Any manager or officer who is an "interested person" does not receive any annual fee or other fees from the Fund. All managers are reimbursed by the Fund for reasonable out-of-pocket expenses. During the six months ended September 30, 2006, the Adviser reimbursed the Fund $3,000 for the July 2006 Board meeting.

      During the six months ended September 30, 2006, the Adviser also reimbursed the Fund $19,500 for tax related services.

10. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK, CONCENTRATION OF CREDIT RISK, AND OTHER RISKS

      In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. To the extent that the Fund's investment activity is limited to making investments in investment funds via limited partnership interests or limited liability company holdings, the Fund's risk of loss in these investment funds is generally limited to the value of these investments reported by the Fund. To date, the Fund has only invested in such limited partnership and limited liability company interests.

      Because the Fund is a closed-end investment company, its Interests are not redeemable at the option of Investors and will not be exchangeable for interests of any other fund. Although the Board in its discretion may cause the Fund to offer from time to time to repurchase Interests at their investors' capital account value, the Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any tender offer for Interests by the Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of the Fund's outstanding Interests. Because the Fund's investments in Portfolio Funds themselves have limited liquidity, the Fund may not be able to fund significant repurchases. Investors whose Interests are accepted for repurchase also bear the risk that the Fund's investors' capital may fluctuate significantly between the time that they submit their request for repurchase and the date of the repurchase.

      There are a number of other risks to the Fund. Three principal types of risk that can adversely affect the Fund's investment approach are market risk, strategy risk, and manager risk. The Fund is also subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, illiquidity, lack of diversification, and other risks for the Fund and potentially for each Portfolio Fund.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

11.   CONTINGENCIES AND COMMITMENTS

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. As of October 1, 2006, the Fund made investments in Alydar Fund, L.P. and Prism Partners QP, L.P. for $250,000 and $1,000,000, respectively. Such amounts are reflected as Investments in Portfolio Funds paid in advance in the Statement of Assets, Liabilities and Investors' Capital.

12.   LITIGATION EVENT

      The events described below have not directly impacted the Fund or had any known material adverse effect on its financial position or results of operations.

      On February 9, 2005, the Distributor and certain other affiliates of the Adviser, including the former investment adviser to the Fund, entered into Assurances of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlements") and consented to the entry of cease-and-desist orders by the Securities and Exchange Commission ("SEC") (the "SEC Orders") in connection with matters related to late trading and market timing of mutual funds advised and distributed by affiliates of the Adviser. The SEC Orders and the NYAG Settlements contain substantially the same terms and conditions outlined in the agreements in principle that affiliates of the Adviser entered into with the SEC and NYAG in March 2004. A copy of the SEC Orders is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlements is available as part of the Bank of America Corporation Form 8-K filing of February 10, 2005.

      In connection with these matters, various parties have filed suit against certain Columbia Funds (including former Nations Funds), the Trustees of the Columbia Funds, FleetBoston Financial Corporation (the former parent of the Adviser) and certain of its affiliated entities and/or Bank of America Corporation and certain of its affiliated entities. More than 300 cases, including those filed against entities unaffiliated with the Columbia Funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities, have been transferred to a multi-district proceeding in the Federal District Court in Maryland. The parties have reached settlements or settlements in principle with respect to the claims in the proceeding concerning the Columbia Funds. All such settlements are subject to court approval. Other actions against certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities, alleging among other things excessive fees and inappropriate use of fund assets for distribution and other improper purposes, have been consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION on March 2, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First
      Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval. These actions are ongoing.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

13.   NEW ACCOUNTING PRONOUNCEMENTS

      In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2006, the Fund does not expect the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statement of Changes in Investors' Capital for a fiscal period.

14.   SUBSEQUENT EVENTS

      Subsequent to September 30, 2006, the Fund received additional capital contributions of $1,414,440.












The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission's website at http://www.sec.gov.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
INVESTMENT CONTRACT RENEWAL DISCLOSURE (UNAUDITED)
--------------------------------------------------------------------------------

BOARD ACTION WITH RESPECT TO INVESTMENT ADVISORY AGREEMENT
----------------------------------------------------------

At a meeting held on September 20, 2006, the Board of Managers of BACAP Alternative Multi-Strategy Fund, LLC (the "Fund"), which consists only of
Managers who are not "interested persons" of the Fund (as defined in the Investment Company Act of 1940), approved the continuation of the Fund's investment advisory agreement with Banc of America Investment Advisors, Inc. ("BAIA") for an additional one-year period ending on October 31, 2007. At that meeting, the Board considered information and factors that it believed were relevant to the interests of the Fund's investors, and during its deliberations consulted with its independent legal counsel and with Fund counsel. In addition, at most of its other meetings throughout the year, the Board considers matters bearing on the investment advisory agreement.

The Managers received and reviewed all materials that they or their legal counsel believed to be reasonably necessary to evaluate the investment advisory agreement and determine whether to approve its continuation. Those materials included, among other items, (i) information on the Fund's investment performance relative to the performance of a universe of registered funds of hedge funds compiled by BAIA, including funds managed by third parties and another registered fund managed by BAIA (the "BAIA-Identified Peer Group"), as well as unregistered funds of hedge funds managed by BAIA ("BAIA Unregistered Funds"), and the Fund's performance benchmark; (ii) information on the Fund's advisory fees and other expenses, including information comparing the Fund's expenses to those of the BAIA-Identified Peer Group and the BAIA Unregistered Funds and information compiled by an independent third party comparing the Fund's expenses to a peer group of registered funds of hedge funds identified by the third party (the "Third Party-Identified Peer Group" and, together with the BAIA-Identified Peer Group, the "Peer Groups"); (iii) information about the profitability of the investment advisory agreement to BAIA and potential "fall-out" or ancillary benefits that BAIA and its affiliates may receive as a result of their relationships with the Fund; and (iv) information obtained through BAIA's response to a letter prepared at the request of the Managers by their counsel requesting certain information in connection with the renewal of the Fund's investment advisory agreement. The Board also considered other information such as (v) BAIA's financial results and financial condition, and
(vi) BAIA's resources devoted to, and its record of compliance with, the Fund's investment policies and restrictions, policies on personal securities transactions and other compliance policies. Throughout the process, the Managers had the opportunity to ask questions of, and request additional materials from, BAIA and to consult with their legal counsel. The Board also referred to information about the Fund's investment process that it received from BAIA's investment professionals at previous meetings throughout the year.

In considering whether to approve the continuation of the investment advisory agreement, the Managers did not identify any single factor as determinative, and each weighed various factors as he deemed appropriate. The Managers considered the following matters in connection with their approval of the continuation of the investment advisory agreement:

NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED. The Board considered the nature, quality and extent of the advisory services provided by BAIA under the investment advisory agreement. It considered the investment approach BAIA employs, BAIA's research capabilities, the nature of BAIA's experience and resources, the experience of relevant BAIA personnel, and BAIA's resources, practices and procedures designed to address regulatory compliance matters. The Board discussed with BAIA its plans to enhance the depth of investment expertise and the ongoing improvements that BAIA was making to its research and analysis capabilities.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
INVESTMENT CONTRACT RENEWAL DISCLOSURE (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE. The Board reviewed the Fund's investment performance and the performance of funds in the BAIA-Identified Peer Group and the BAIA Unregistered Funds, noting that, for some periods, the Fund had underperformed its benchmark and that its performance was below median compared to its peers. The Board also reviewed the factors that BAIA identified as contributing to performance. The Managers also considered BAIA's historical responsiveness in addressing the Board's concerns about performance relative to its peer group and benchmark and BAIA's willingness to take steps intended to improve performance. The Board concluded that there were factors relevant to performance that were sufficient, in light of other considerations, to warrant continuation of the Fund's advisory agreement. However, the Board advised BAIA that it expected to see significant improvement in the Fund's performance during the next twelve months. Performance, of course, depends on a number of factors and BAIA made no promises of future performance to the Board.

EXPENSE INFORMATION, PROFITABILITY AND ECONOMIES OF SCALE. The Board gave substantial consideration to the fees payable under the Fund's investment advisory agreement. The Board reviewed the Fund's fees and expenses and the fees and expenses of other comparable registered funds of hedge funds, including funds in the Peer Groups and the BAIA Unregistered Funds. The Board also considered information regarding the advisory fees paid by a similar registered fund of hedge funds managed by BAIA that was included in the Peer Groups. The Board noted BAIA's stated justification for the advisory fees charged to the Fund, which included information about performance and services.

The Board reviewed the actual dollar amount of fees paid to BAIA under the investment advisory agreement and BAIA's expenses in providing its services and, in this context, considered the fact that BAIA or its affiliates provide other services to the Fund and its investors and receive payment for these services. The Board also considered so-called "fall-out benefits" to BAIA, such as any incremental increase to its reputation derived from serving as investment adviser to the Fund.

In addition, the Board considered possible economies of scale with respect to the management of the Fund that might be realized at different Fund asset levels. In this regard, the Board considered the Fund's existing and reasonably foreseeable asset levels and information related to BAIA's estimated costs. The Board also considered the possible positive impact on net investment returns from BAIA's December 2005 elimination of its incentive allocation and reduction of its fee for administrative services.

OTHER CONSIDERATIONS. The Board also considered the terms of the investment advisory agreement, including the applicable standard of care, and the structure of, and the method used to determine, the compensation of BAIA's portfolio managers. In addition, the Board considered the extent to which the Fund operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the Fund and BAIA.

Based on these considerations and following deliberation and discussion, in open sessions with representatives of BAIA and in executive sessions with independent counsel, the Managers concluded that (i) BAIA had the capabilities, resources and personnel necessary to fulfill its duties under the investment advisory agreement; (ii) the scope and quality of services provided under the investment advisory agreement are consistent with the Fund's operational requirements;
(iii) the advisory fees paid to BAIA under the investment advisory agreement were reasonable in light of the services that BAIA provides and the costs that BAIA incurs; (iv) BAIA's profitability in providing advisory services to the Fund was reasonable; and (v) there was no potential for economies of scale to be realized by BAIA in managing the Fund given the current and foreseeable asset size

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
INVESTMENT CONTRACT RENEWAL DISCLOSURE (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

of the Fund. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Managers approved the continuance of the investment advisory agreement.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
CHANGE IN INVESTMENT COMMITTEE MEMBERSHIP (UNAUDITED)
--------------------------------------------------------------------------------

The Fund's portfolio management decisions are made by an investment committee. Following the resignation of Lawrence Morgenthal, Daniel McNamara was appointed to the committee.

Daniel S. McNamara, President, BAIA, Managing Director, Investment Products Group, Acting Managing Director, Alternative Investment Group ("AI Group"). Mr. McNamara has served as BAIA's President since January 2006. In December 2005 he was named the Managing Director of Bank of America's Investment Products Group, in which the AI Group line of business is organized. From 2001 to 2006, Mr. McNamara was Managing Director of the Consulting Services Group and Investment Strategies Group. Prior to joining Bank of America Corporation in 2001, he served as the Director of the Consulting Services Group for First Union Securities from 2000 to 2001.

Mr. McNamara earned a BS in Economics from Rutgers University in 1988.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) The Fund's portfolio management decisions are made by an investment committee with representatives from portfolio management, operations, risk and other groups within the Adviser and Bank of America Corporation. During the six months ended September 30, 2006, Lawrence Morgenthal resigned and the following two voting members joined the committee:

DANIEL S. MCNAMARA, PRESIDENT, BANC OF AMERICA INVESTMENT ADVISORS, INC. ("BAIA"), MANAGING DIRECTOR, INVESTMENT PRODUCTS GROUP, ACTING MANAGING DIRECTOR, ALTERNATIVE INVESTMENT GROUP ("AI GROUP"). Mr. McNamara has served as BAIA's President since January 2006. In December 2005 he was named the Managing Director of Bank of America's Investment Products Group, in which the AI Group line of business is organized. From 2001 to 2006, Mr. McNamara was Managing Director of the Consulting Services Group and Investment Strategies Group, two other lines of business within the Investment Products Group. Prior to joining Bank of America Corporation in 2001, he served as the Director of the Consulting Services Group for First Union Securities from 2000 to 2001. Mr. McNamara earned a BS in Economics from Rutgers University in 1988.

NICHOLE QUINN, CIMA, MANAGING DIRECTOR, PRODUCT MANAGEMENT, DEVELOPMENT AND MARKETING - ALTERNATIVE INVESTMENT GROUP AND SENIOR VICE PRESIDENT, BANC OF AMERICA INVESTMENT ADVISORS, INC. As Managing Director, Ms. Quinn is responsible for overseeing all aspects of AI Group's marketing, product management and product development efforts. Prior to assuming this role in July 2006, Ms. Quinn was Managing Director, Product Management for the Consulting Services Group at Bank of America. In that role, her primary responsibilities included overseeing product management, communication, marketing, and a supporting sales desk for the fee-based platform. Prior to joining Bank of America in January 2002, Ms. Quinn was Director of the Northeast in a sales role at Wachovia Securities (formerly First Union Securities). Prior to that role, Ms. Quinn helped to build the fee-based platform at First Albany Inc., a regional investment firm in upstate New York. Ms. Quinn completed the Certified Financial Planner Education Program and holds a Certified Investment Management Analyst designation. Ms. Quinn is a member of the Investment Management Consultants Association. Ms. Quinn earned a BS in Business from State University of Albany in 1993.

(2) The table below provides information regarding accounts managed by Mr. McNamara and Ms. Quinn, as of September 30, 2006, as part of the committee or otherwise:

                                                                   NUMBER OF
                                                                    ACCOUNTS
                                                                  MANAGED FOR       ASSETS MANAGED
                        NUMBER OF                                WHICH ADVISORY   FOR WHICH ADVISORY
                         ACCOUNTS                                    FEE IS             FEE IS
                         MANAGED        TOTAL ASSETS MANAGED      PERFORMANCE-       PERFORMANCE-
   TYPE OF ACCOUNT                                                   BASED              BASED
DANIEL S.
MCNAMARA

Registered                  1               $96,477,838                0                  N/A
Investment
Companies

Other pooled                18             $2,586,799,136             15             $2,262,480,591
investment
vehicles

Other accounts              0                   N/A                    0                  N/A

NICHOLE QUINN

Registered                  1               $96,477,838                0                  N/A
Investment
Companies

Other pooled                18             $2,586,799,136             15             $2,262,480,591
investment
vehicles

Other accounts              0                   N/A                    0                  N/A


BAIA and its affiliates and their partners, officers and employees, including those involved in the investment activities and business operations of the Fund (collectively, for the purposes of this section "BAIA Affiliates"), are active participants in the global currency, equity, commodity, fixed-income and other markets in which the Fund directly or indirectly invests. As such, BAIA Affiliates are actively engaged in transactions in the same securities and other instruments in which the underlying funds selected by BAIA may invest. The proprietary activities or portfolio strategies of BAIA Affiliates and managers of underlying funds ("Fund Managers"), or the activities or strategies used for accounts managed by BAIA Affiliates or Fund Managers for other customer accounts, could conflict with the transactions and strategies employed by BAIA for the Fund or the Fund Managers for the underlying funds and could affect the prices and availability of the securities and instruments in which the Fund invests directly or indirectly through its investments in underlying funds. BAIA Affiliates' and the Fund Managers' trading activities are carried out without reference to positions held directly or indirectly by the Fund and may have an effect on the value of the positions so held or may result in their having an interest in an issuer that is adverse to that of the Fund. Neither BAIA Affiliates nor the Fund Managers are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, BAIA Affiliates and the Fund Managers may directly or indirectly compete with the Fund for appropriate investment opportunities.

BAIA Affiliates may create, write or issue derivative instruments where the counterparty is an underlying fund in which the Fund has invested or the performance of which is based on the performance of the Fund. BAIA Affiliates may keep any profits, commissions and fees accruing to them in connection with their activities for themselves and other clients, and the fees or allocations from the Fund to BAIA Affiliates are not reduced thereby.

Conflicts also may arise because the BAIA Affiliates and the Fund Managers and their respective affiliates serve as investment managers to numerous other accounts, some of which may have investment programs similar to that Fund or the underlying funds, as the case may be. Although BAIA manages investments on behalf of a number of other investment funds and customer accounts, investment decisions and allocations are not necessarily made in parallel among the Fund's account and the other investment funds and customer accounts. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of other accounts managed by BAIA Affiliates. Nevertheless, the BAIA Affiliates at times, and from time to time, may elect to make, on behalf of other accounts that they manage, the same investments that the Fund makes; however, these investments may not be made in parallel and the size of these investments may not be based on the capital in each account. Rather, such investments may be allocated among accounts based on perception of the appropriate risk and reward ratio for each account, the liquidity of the account at the time of the investment and on an on-going basis, and the overall portfolio composition and performance of the account. Moreover, other accounts managed by BAIA Affiliates may make investments and utilize investment strategies that may not be made or utilized by the Fund. Accordingly, the other accounts managed by BAIA or BAIA affiliates may produce results that are materially different from those experienced by the Fund. There may be similar conflicts of interest between Fund Managers and underlying funds, which could indirectly disadvantage the Fund by virtue of its investments in underlying funds.

BAIA Affiliates from time to time may invest proprietary or client capital with portfolio managers, including Fund Managers selected for the Fund, and may also invest in the same underlying funds that may be purchased for the Fund or in the Fund directly. BAIA Affiliates may have other business relationships with such Fund Managers and/or underlying funds, including without limitation prime brokerage relationships.

BAIA provides investment management services to other clients, including other multi-manager funds and managed accounts that follow investment programs substantially similar to that of the Fund. As a result, where a limited investment opportunity would be appropriate for the Fund and also for one or more of its other clients, BAIA is required to choose among the Fund and such other clients in allocating such opportunity, or to allocate less of such opportunity to the Fund than it would ideally allocate if it did not provide investment management services to other clients. In addition, BAIA may determine that an investment opportunity is appropriate for a particular client, or for itself or an affiliate, but not for the Fund. Situations may arise in which other client accounts managed by BAIA or its affiliates have made investments that would have been suitable for the Fund but, for various reasons, were not pursued by, or available to, the Fund. BAIA attempts to allocate limited investment opportunities among the Fund and its other client accounts in a manner it believes to be reasonable and equitable.

Subject to applicable law, BAIA may allocate assets of the Fund to Fund Managers affiliated with it or with which BAIA Affiliates have a business relationship, but not on terms more favorable to such Fund Managers than could be obtained through arm's length negotiation. Such business relationships could include agreements pursuant to which a BAIA Affiliate provides services to a Fund Manager and is compensated by receiving a share of such Fund Manager's revenue, including revenue based on a percentage of the Fund Manager's assets under management. BAIA Affiliates may enter into placement agent agreements with a Fund Manager, pursuant to which such Fund Manager may compensate BAIA Affiliates for referring investors (other than the Fund) to the Fund Manager.

The Fund Managers may manage other accounts and may have financial incentives to favor certain of such accounts over the Fund or the underlying funds. Any of their proprietary accounts and other customer accounts may compete with the Fund or the underlying funds for specific trades, or may hold positions opposite to positions maintained on behalf of the Fund or the underlying Funds. The Fund Managers may give advice and recommend securities to, or buy or sell securities for, their respective portfolio or managed accounts in which the Fund's assets are invested, which advice or securities may differ from advice given to, or securities recommended or bought or sold for, other accounts and customers even though their investment objectives may be the same as, or similar to, those of the Fund.

If a Fund Manager seeks to purchase or sell the same financial instruments for an underlying fund and other accounts managed by such Fund Manager (including managed accounts of employees and other related accounts), it is authorized to bunch orders for the underlying fund with orders of other clients and to allocate the aggregate amount of the investment purchased or sold among such accounts. When executions occur at different prices during the day, a Fund Manager generally will give participating clients the average price in that security during the day. If the amount that a Fund Manager has been able to execute in the desired price range is not sufficient to fill all of its orders, the total amount executed will be allocated to its accounts in a manner determined in the discretion of such Fund Manager to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold by the Fund Manager on behalf of an underlying fund.

           The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

o The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

o The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

o The trading of other accounts could be used to benefit higher-fee accounts (front- running).

o The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

           Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts.

Other present and future activities of BAIA Affiliates, the Fund Managers and/or their affiliates may give rise to additional conflicts of interest.

(3) Each committee member is a senior executive from business units within Bank of America's Global Wealth and Investment Management business. As such, the compensation packages for the members on the Fund's investment committee are composed of the same components used with all Bank of America senior executives: base salary, annual incentive performance bonus and equity awards. There is no direct link between any member's specific compensation with the Fund's investment performance.

In determining the base salaries, Bank of America intends to be competitive in the marketplace and ensure salaries are commensurate with each member's experience and ultimate responsibilities within each member's respective business unit. Bank of America regularly evaluates base salary levels with external industry studies and analysis of industry trends.

Each committee member's annual bonus and equity awards are discretionary awards distributed after measuring each member's contributions against quantitative and qualitative goals relative to their individual business responsibilities. Quantitative goals are relative to the individual's business unit, and are not directly related to the performance of the Fund or any other portfolio relative to any benchmark, or to the size of the Fund. An example of a quantitative measure is associate turnover ratio. Qualitative measures may include staff management and development, process management (ex: adherence to internal and external policies), business management and strategic business input to the business platform.

There are no pre-set allocations regarding the split between salary and performance incentives resulting in the total compensation for the individual member.

(4) As of November 30, 2006, neither Mr. McNamara nor Ms. Quinn owned any interests in the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.




--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          BACAP Alternative Multi-Strategy Fund, LLC


By (Signature and Title)*             /s/ Daniel S. McNamara
                                      ----------------------------------
                                      Daniel S. McNamara, President
                                      (Principal Executive Officer)

Date: November 29, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ Daniel S. McNamara
                                      ----------------------------------
                                      Daniel S. McNamara, President
                                      (Principal Executive Officer)


Date: November 29, 2006


By (Signature and Title)*             /s/ David Hohmann
                                      ----------------------------------
                                      David Hohmann, Treasurer
                                      and Senior Vice President
                                      (Principal Financial Officer)

Date: November 29, 2006

* Print the name and title of each signing officer under his or her signature.